Goodwill and Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 14,242	$ 14,242
Accumulated Amortization	(13,670)	(10,297)
Carrying Value	572	3,945
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,490	2,490
Accumulated Amortization	(1,990)	(1,481)
Carrying Value	500	1,009
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	11,500	11,500
Accumulated Amortization	(11,500)	(8,686)
Carrying Value		2,814
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	252	252
Accumulated Amortization	(180)	(130)
Carrying Value	$ 72	$ 122